LINE OF CREDIT	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 6 - LINE OF CREDIT

On September 26, 2017, the company and its subsidiary, 1847 Neese, Inc, as co-borrowers (collectively, the “Borrowers”), entered into a loan and security agreement (the “Home State Bank Loan Agreement”), with Home State Bank, an Iowa state chartered bank (“Home State Bank”), governing a new revolving credit facility in a principal amount not to exceed $1,000,000 (the “Credit Facility”). The Home State Bank Loan Agreement is available for working capital and other general business purposes. Availability of borrowings under the Credit Facility from time to time is subject to discretionary advances approved by Home State Bank. The outstanding principal balance amounted to $350,000 as of September 30, 2017 and the Credit Facility bears interest at 4.85%. The note is due September 1, 2018